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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number:  811-10223

ING Senior Income Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd. Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices)        (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Senior Income Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2012 (Unaudited)

	Principal Amount	Borrower/Tranche Description	Fair Value
SENIOR LOANS*: 130.9%
		Aerospace & Defense: 2.9%
$8,937,487		Delta, New Term Loan, 5.500%, due 04/20/17	$8,931,901
	2,992,500	DigitalGlobe Inc., Term Loan B, 5.750%, due 10/07/18	2,964,445
	473,684	Forgings International Ltd., Tranche B Dollar Term Loan, 4.970%, due 12/18/15	454,737
	473,684	Forgings International Ltd., Tranche C Dollar Term Loan, 5.470%, due 12/20/16	454,737
	2,916,667	US Airways, Term Loan, 2.740%, due 03/21/14	2,776,667
			15,582,487
		Automotive: 6.6%
	771,807	Avis Budget Car Rental, LLC, Incremental Term Loan, 6.250%, due 09/21/18	774,701
	3,017,583	Avis Budget Car Rental, LLC, Tranche C Term Loan, 4.250%, due 03/15/19	3,013,811
	8,942,462	Chrysler Group LLC, Term Loan B, 6.000%, due 05/24/17	8,936,873
	5,074,500	Fram Group Holdings Inc., First Lien Term Loan, 6.500%, due 07/28/17	4,928,608
	997,380	Fram Group Holdings Inc., Second Lien Term Loan, 10.500%, due 01/29/18	917,589
	4,200,000	Goodyear Tire & Rubber Company (The), Second Lien Term Loan, 4.750%, due 04/30/19	4,092,375
	4,962,500	KAR Auction Services, Inc., Term Loan B, 5.000%, due 05/19/17	4,967,155
	2,673,000	Metaldyne, LLC, Term Loan B, 5.250%, due 05/18/17	2,671,364
	3,820,474	Remy International, Inc., Term Loan B, 6.250%, due 12/16/16	3,825,249
	460,815	Schrader International, Lux Term Loan, 6.250%, due 04/30/18	461,967
	354,479	Schrader International, US Term Loan, 6.250%, due 04/30/18	355,366
	122,087	Tomkins, Inc., Term Loan B, 4.250%, due 09/21/16	121,833
	493,750	UCI International, Inc., Term Loan B, 5.500%, due 07/26/17	496,219
			35,563,110
		Beverage & Tobacco: 0.6%
	1,852,142	Clement Pappas, $230mm Term Loan, 6.506%, due 08/14/17	1,852,915
EUR	666,192	Selecta, EUR Facility B4, 4.017%, due 06/28/15	708,005
SEK	4,375,000	Selecta, SEK Term Loan B, 5.105%, due 02/07/15	491,466
			3,052,386
		Brokers, Dealers & Investment Houses: 1.0%
$1,500,000		Nuveen Investments, Inc., 2nd Lien, 8.250%, due 05/12/19	1,517,813
	1,000,000	Nuveen Investments, Inc., First-Lien Incremental Term Loan, 7.250%, due 05/13/17	1,004,583
	2,636,835	Nuveen Investments, Inc., Term Loan Extended 2017, 5.968%, due 05/12/17	2,613,747
			5,136,143
		Building & Development: 2.3%
EUR	870,000	Ahlsell AB, Term Loan B, 6.367%, due 03/31/19	1,076,465
$6,564,015		Capital Automotive L.P., Term Loan, 5.250%, due 03/11/17	6,481,965
	812,542	Custom Building Products, Inc., Term Loan, 5.750%, due 03/19/15	804,925
	2,000,000	Hudson Hotel, Mortgage, 5.000%, due 08/12/13	1,965,000
	945,724	JMC Steel Group, Term Loan, 4.750%, due 04/01/17	945,724
	1,000,000	NES Rentals Holdings, Inc., Extended Second Lien Term Loan, 13.250%, due 10/23/14	995,000
			12,269,079

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2012 (Unaudited) (continued)

Principal Amount		Borrower/Tranche Description	Fair Value
		Business Equipment & Services: 9.6%
$2,500,000		4L Holdings Inc., Term loan B, 6.750%, due 05/06/18	$2,462,500
676,600		ACCO Brands Corporation, Term Loan B, 4.250%, due 04/15/19	677,446
994,259		Acosta, Inc., Term Loan, 4.750%, due 03/01/18	981,831
1,975,000		Advantage Sales & Marketing, Inc., First Lien Term Loan, 5.250%, due 12/18/17	1,961,422
1,365,000		Advantage Sales & Marketing, Inc., Second Lien Term Loan, 9.250%, due 06/18/18	1,366,706
3,294,738		Avaya Inc., Term Loan B-3, 4.967%, due 10/26/17	2,944,672
2,973,800		Catalent Pharma Solutions, Inc., Incremental USD Term Loan B-2, 5.250%, due 09/15/17	2,951,497
1,985,000		CorpSource Finance Holdings, LLC, 1st Lien Term Loan, 6.625%, due 04/28/17	1,904,359
231,402	(3)	CorpSource Finance Holdings, LLC, 2nd Lien Term Loan, due 04/29/18	200,163
1,607,569		First American Payment Systems, Term Loan B, 6.750%, due 10/04/16	1,615,607
5,000,000		First Data Corporation, Extended Term Loan B, 4.239%, due 03/23/18	4,555,730
1,889,328		First Data Corporation, Term Loan B1, 2.989%, due 09/24/14	1,797,026
411,298		First Data Corporation, Term Loan B2, 2.989%, due 09/24/14	391,247
2,978,436		First Data Corporation, Term Loan B3, 2.989%, due 09/24/14	2,833,237
2,500,558		Go Daddy Operating Company, LLC, 1st Lien Term Loan, 5.500%, due 12/17/18	2,479,929
3,185,975		Information Resources, Inc., Term Loan B, 5.000%, due 12/01/17	3,172,036
2,977,500		Mercury Payment Systems LLC, Term Loan B, 5.500%, due 07/03/17	2,981,222
2,394,589		Property Data I, Inc., Term Loan B, 7.000%, due 12/21/16	2,238,941
5,543,162		Quintiles Transnational Corp., Term Loan B, 5.000%, due 06/08/18	5,480,801
1,400,000		Ship US Bidco, Inc. (RBS Worldpay), Term Loan B2 USD (size TBC), 5.250%, due 10/15/17	1,400,350
651,962		U.S. Security Associates Holdings, Inc., $75mm Delayed Draw Term Loan, 6.000%, due 07/28/17	646,665
3,331,070		U.S. Security Associates Holdings, Inc., New Term Loan, 6.000%, due 07/28/17	3,304,005
513,713		Verifone, Inc., Term Loan B, 4.250%, due 12/31/18	514,140
2,623,798		Web.com Group, Inc., First Lien Term Loan, 7.000%, due 10/28/17	2,612,865
			51,474,397
		Cable & Satellite Television: 3.2%
1,100,000		Atlantic Broadband, First Lien Term Loan, 5.250%, due 03/29/19	1,098,075
1,122,188		Bragg Communications, Inc, Term Loan B, 4.000%, due 02/28/18	1,116,577
6,070,000		Cequel Communications, LLC, Term Loan 2012, 4.000%, due 02/08/19	5,933,448
2,000,000		Charter Communications Operating, LLC, Term Loan D, 4.000%, due 04/30/19	1,977,000
1,980,000		Intelsat Jackson Holdings S.A., Term Loan B Facility, 5.250%, due 04/02/18	1,968,037
1,965,000		Mediacom Broadband LLC, Term Loan F, 4.500%, due 10/23/17	1,956,403
3,249,975		San Juan Cable LLC, ’1st Lien, 6.000%, due 06/09/17	3,176,851
			17,226,391
		Chemicals & Plastics: 5.4%
2,000,000		Ascend Performance Materials Operations LLC, Term Loan, 6.750%, due 04/09/18	1,991,666
1,652,727		AZ Chem US Inc., Term Loan B, 7.250%, due 12/19/17	1,675,865
1,568,007		Houghton International, Inc., Term Loan B1, 6.750%, due 01/29/16	1,576,827
4,515,000		Ineos US Finance LLC, Cash Dollar Term Loan, 6.500%, due 04/27/18	4,438,245
1,692,000		Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Synthetic LC (C3), 2.274%, due 05/03/13	1,666,620
2,171,105	(3)	Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Term Loan C1B, 4.000%, due 05/05/15	2,105,972
984,950	(3)	Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Term Loan C2B, 4.250%, due 05/05/15	955,401
453,803		Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Term Loan C4B, 4.249%, due 05/05/15	433,382
987,047		Momentive Specialty Chemicals Inc (a.k.a Hexion Specialty Chemicals Inc), Term Loan C7B, 4.250%, due 05/05/15	940,162
413,400	(3)	Sonneborn, Inc., BV Tranche, 6.500%, due 03/31/18	414,950
2,342,600	(3)	Sonneborn, Inc., US Tranche, 7.118%, due 03/31/18	2,351,385
2,360,689		Styron S.A.R.L., Term Loan B, 6.027%, due 08/02/17	2,126,095
5,253,662		Univar Inc., Term Loan B, 5.000%, due 06/30/17	5,124,512
2,960,000	(3)	Vantage Specialties Inc., Term Loan B, 7.000%, due 02/10/18	2,967,400
			28,768,482

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2012 (Unaudited) (continued)

	Principal Amount	Borrower/Tranche Description	Fair Value
		Clothing/ Textiles: 0.7%
	$1,986,161	Targus Group, Inc., New Senior Secured Term Loan, 11.000%, due 05/16/16	$1,981,195
	172,137	Totes Isotoner Corporation, Delayed Draw 1st Lien Term Loan, 7.295%, due 07/07/17	169,555
	1,659,797	Totes Isotoner Corporation, First Lien Term Loan, 7.253%, due 07/07/17	1,634,900
			3,785,650
		Conglomerates: 1.2%
	4,523,648	Affinion Group, Inc., First Lien Term Loan, 5.000%, due 10/10/16	4,233,380
	922,076	Spectrum Brands, Inc., Term Loan B, 5.001%, due 06/17/16	923,920
	1,191,000	Waterpik, Term Loan, 6.751%, due 08/10/17	1,185,045
			6,342,345
		Containers & Glass Products: 4.6%
	3,224,959	Husky Injection Molding Systems, Ltd, Term Loan B, 6.500%, due 06/30/18	3,220,928
	1,467,116	Pro Mach, Inc, Term Loan, 6.250%, due 07/06/17	1,445,109
EUR	979,322	Reynolds Group Holdings Inc, Eur Term Loan, 6.951%, due 02/09/18	1,213,875
	$6,411,089	Reynolds Group Holdings Inc, Term Loan C, 6.500%, due 08/09/18	6,440,471
	5,973,862	Reynolds Group Holdings Inc, US Term Loan, 6.500%, due 02/09/18	6,001,241
EUR	491,250	Sealed Air Corporation, Euro Term Loan B, 5.500%, due 10/03/18	610,869
	$1,179,000	Sealed Air Corporation, Term Loan B, 4.750%, due 10/03/18	1,186,369
	2,700,000	TricorBraun, Term Loan, 5.500%, due 04/30/18	2,704,501
EUR	299,735	Xerium Technologies, Inc., Euro First Lien Term Loan, 5.500%, due 05/22/17	362,371
	$1,800,209	Xerium Technologies, Inc., USD First Lien Term Loan, 5.500%, due 05/22/17	1,756,703
			24,942,437
		Cosmetics/ Toiletries: 0.5%
	283,790	KIK Custom Products, Inc., $CAD First Lien Term Loan, 2.490%, due 06/02/14	257,540
	1,655,444	KIK Custom Products, Inc., $US First Lien Term Loan, 2.490%, due 06/02/14	1,502,315
	992,500	KIK Custom Products, Inc., Incremental First Lien Term Loan, 8.500%, due 05/30/14	972,650
			2,732,505
		Drugs: 0.2%
	983,333	Prestige Brands, Term loan B, 5.262%, due 01/31/19	987,123
			987,123
		Ecological Services & Equipment: 1.1%
	942,647	Synagro Technologies, Inc., 1st Lien Term Loan, 2.240%, due 04/02/14	823,637
	590,000	Synagro Technologies, Inc., 2nd Lien Term Loan, 4.990%, due 10/02/14	442,500
	1,627,317	Valleycrest Companies, LLC, Extended Term Loan, 8.000%, due 10/05/15	1,550,019
	2,362,742	Waste Industries USA, Inc., Term loan, 4.750%, due 03/17/17	2,339,115
	700,000	WCA Waste Corporation, Term Loan B, 5.500%, due 02/28/18	699,125
			5,854,396
		Electronics/ Electrical: 9.7%
	1,157,500	Aspect Software, Inc., Term Loan, 6.250%, due 05/06/16	1,149,783
	3,850,000	Attachmate Corporation, 1st Lien Term Loan, 7.250%, due 11/15/17	3,793,455
	4,389,000	Blackboard Inc., 1st Lien Term Loan B, 7.500%, due 10/04/18	4,226,607
	1,750,000	Blackboard Inc., 1st Lien Term Loan B-1, 7.500%, due 10/04/18	1,685,250
	1,000,000	Blackboard Inc., 2nd Lien Term Loan B, 11.500%, due 10/01/19	917,500
	800,897	CDW LLC, Extended Term Loan B, 4.000%, due 07/14/17	767,693
	4,873,225	Epicor Software Corporation, Term Loan B, 5.000%, due 05/16/18	4,783,095
	28,415	FCI International S.A.S., Term Loan A1, 2.739%, due 09/30/12	28,131
	25,983	FCI International S.A.S., Term Loan A2, 2.739%, due 09/30/12	25,463
	5,000,000	Freescale Semiconductor, Inc., Incremental Term Loan B-2, 6.000%, due 02/28/19	4,924,999

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2012 (Unaudited) (continued)

	Principal Amount		Borrower/Tranche Description	Fair Value
			Electronics/ Electrical (continued)
	$4,079,740		Freescale Semiconductor, Inc., Term Loan B-2, 4.489%, due 12/01/16	$3,844,135
	1,588,889		Greeneden U.S. Holdings II, L.L.C., 1st Lien Term Loan, 6.750%, due 01/31/18	1,592,861
	2,000,000		Kronos Incorporated, Tranche B-1 second-lien term loan, 10.579%, due 06/11/18	2,028,750
	2,493,750		Kronos Incorporated, Tranche C first-lien term loan, 6.250%, due 12/26/17	2,506,219
	6,750,000		Lawson Software, Inc., Term Loan B (USD), 6.250%, due 04/01/18	6,757,385
	1,705,725		Open Link Financial, Inc., Term Loan, 7.752%, due 10/28/17	1,714,254
	2,670,782	(3)	Orbitz Worldwide, Inc., Term Loan, 3.239%, due 07/25/14	2,599,560
	2,379,688		Rovi Solutions Corporation, Term Loan B, 4.000%, due 03/26/19	2,364,814
	3,989,501		Sabre Inc., Extended Term Loan, 5.989%, due 09/30/17	3,784,042
	1,100,000		Semtech Corporation, Term Loan B, 4.250%, due 03/19/17	1,100,000
	673,499		Travelport, Inc., Delayed Draw Term Loan extended, 4.968%, due 08/21/15	608,253
	499,179		Travelport, Inc., Term Loan B ($) Extended, 4.968%, due 08/21/15	450,821
	158,600		Travelport, Inc., Term Loan S (Synthetic LC Converted), 4.970%, due 08/21/15	143,236
				51,796,306
			Equipment Leasing: 0.9%
	2,614,653		Brand Services, Inc., Existing Sr Sec 1st Lien, 2.501%, due 02/07/14	2,470,847
	1,143,354		Brand Services, Inc., Incremental Sr Sec 1st Lien, 3.742%, due 02/07/14	1,086,186
	250,000		Brock Holdings, Inc., New 2nd Lien Term Loan, 10.000%, due 03/16/18	241,250
	1,152,706		Brock Holdings, Inc., New Term Loan B, 6.012%, due 03/16/17	1,151,265
				4,949,548
			Financial Intermediaries: 2.4%
	984,078		BNY ConvergEx Group, LLC, Eze Borrower Term Loan, 5.250%, due 12/19/16	942,255
	2,234,712		BNY ConvergEx Group, LLC, Top Borrower Term Loan, 5.250%, due 12/19/16	2,139,737
	46,667		Fidelity National Information Services, Inc., Term Loan B, 4.250%, due 07/18/16	46,725
	2,883,274		Fundtech, Term Loan, 7.500%, due 11/15/17	2,895,888
	2,200,000		LPL Holdings, Inc., Term Loan B, 4.000%, due 03/23/19	2,164,250
	2,201,136		MIP Delaware, LLC, Term Loan, 5.500%, due 07/12/18	2,201,136
	2,615,385		MoneyGram International, Inc., First Lien Term Loan, 4.250%, due 11/17/17	2,594,135
				12,984,126
			Food Products: 1.1%
	2,955,000		Advance Pierre Foods, First Lien Term Loan, 7.000%, due 09/30/16	2,967,313
	997,500		B&G Foods, Inc., Term Loan B, 4.500%, due 11/15/18	1,006,228
	2,094,030		NPC International, Term Loan (2012 refi), 5.250%, due 12/28/18	2,094,030
				6,067,571
			Food Service: 2.5%
	2,842,105		Bojangles Restaurants, Inc., Term Loan, 8.000%, due 08/17/17	2,847,434
EUR	1,519,070		Burger King Corporation, Term Loan B EUR, 4.037%, due 10/19/16	1,874,794
	$3,216,559		Burger King Corporation, Term Loan B USD, 4.500%, due 10/19/16	3,193,104
	1,510,623		DineEquity Inc., Term Loan B, 4.250%, due 10/19/17	1,503,227
	2,250,000		Landry’s Restaurants, Term Loan B, 6.500%, due 04/30/18	2,245,781
	2,030,029		Wendy’s International, Inc., Term Loan B, 4.750%, due 05/15/19	2,010,998
				13,675,338
			Health Care: 17.1%
	768,075		Alere US Holdings, LLC, Incremental Term Loan B, 4.750%, due 06/30/17	757,834
	3,980,000		Alere US Holdings, LLC, Term Loan B, 4.750%, due 06/30/17	3,926,935
	1,000,000		Alere US Holdings, LLC, Term Loan B-2, 4.750%, due 06/30/17	986,250
EUR	4,000,000	(3)	Bausch & Lomb, Inc., Euro term loan, due 04/30/19	4,903,912
	$2,000,000	(3)	Bausch & Lomb, Inc., US term loan, due 04/30/19	1,973,438
	4,774,304		Capsugel Holdings US, Inc., Term Loan B, 5.250%, due 08/01/18	4,790,002

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2012 (Unaudited) (continued)

	Principal Amount		Borrower/Tranche Description	Fair Value
			Health Care (continued)
	$1,155,013		CHG Medical Staffing, Inc., 1st lien term loan, 5.250%, due 10/03/16	$1,156,457
	1,986,881		ConvaTec, Term Loan B USD, 5.750%, due 12/22/16	1,980,672
	3,291,667		DJO Finance LLC, Tranche B-3 Term Loan, 6.250%, due 09/15/17	3,274,524
	4,961,604		Drumm Corp., Term loan B, 5.000%, due 05/04/18	4,626,696
	997,500		Emdeon, Inc., Term B-1, 5.000%, due 11/02/18	998,747
	4,892,857		Emergency Medical Services Corporation, Term loan B, 5.278%, due 05/25/18	4,834,167
	4,406,946		Grifols S.A, Term Loan B USD, 4.500%, due 06/01/17	4,411,573
	2,365,579		Harlan Laboratories, Inc., Term Loan B, 3.850%, due 07/11/14	2,270,955
	3,241,875		Health Management Associates, Inc., Term B, 4.500%, due 11/22/18	3,202,350
	1,370,625		HGI Holding, Inc., Senior Secured Term Loan B due 2016, 6.750%, due 09/29/16	1,376,336
	3,323,981		Iasis Healthcare LLC, Term Loan B, 5.000%, due 05/03/18	3,274,121
	1,865,625		Immucor, Inc., Term loan B, 7.250%, due 08/17/18	1,869,511
	4,632,151		IMS Health Incorporated, Term Loan B, 4.500%, due 08/25/17	4,617,676
	3,388,664		inVentiv Health Inc., Original term loan B, 6.500%, due 08/04/16	3,179,696
	550,838		inVentiv Health Inc., Term B-3, 6.750%, due 05/15/18	525,361
	4,488,750		Kinetic Concepts, Inc., Term Loan B-1, 7.000%, due 04/20/18	4,537,646
	681,570		Medassets, Inc., Term Loan B, 5.250%, due 11/16/16	683,274
	992,500		Medpace IntermediateCo, Inc., Term loan B, 6.500%, due 06/22/17	957,763
	6,433,416		Onex Carestream Finance LP, Term Loan B, 5.000%, due 02/25/17	6,216,287
	1,995,000		Pharmaceutical Product Development, Inc., Bank Term Loan B, 6.250%, due 11/30/18	2,001,234
	1,750,000		Press Ganey, 1st Lien, 5.250%, due 04/30/18	1,760,938
	400,000		Press Ganey, 2nd Lien, 8.250%, due 08/31/18	402,500
	3,661,059	(3)	Rural/Metro Corporation, Term Loan B, 5.750%, due 06/29/18	3,631,312
	1,859,255		Skilled Healthcare Group, Inc., New Term Loan, 6.750%, due 04/08/16	1,830,204
	1,980,000		Sunquest Information Systems, Inc., Term Loan B, 6.250%, due 12/16/16	1,984,950
	1,888,592		Surgical Care Affiliates LLC, Class B term loan, 4.470%, due 12/30/17	1,836,656
	883,325		Surgical Care Affiliates LLC, Incremental term loan, 5.500%, due 06/29/18	861,242
	1,389,500		U.S. Healthworks Holding Company, Inc., 1st lien term loan, 6.250%, due 06/15/16	1,368,658
	2,000,000		United Surgical Partners International, Inc., New Tranche B, 6.000%, due 04/01/19	1,990,000
	980,174		Vanguard Health Holdings Company Ii, LLC, Term Loan B, 5.000%, due 01/29/16	979,562
	76,531		Vantage Oncology Holdings, LLC, Delayed Draw term loan $25mm, 6.250%, due 01/31/17	75,383
	629,941		Vantage Oncology Holdings, LLC, Term loan, 6.250%, due 01/31/17	620,492
EUR	1,000,000		Vitalia, Term Loan B, 4.888%, due 06/29/18	1,203,818
				91,879,132
			Home Furnishings: 1.1%
	$1,700,000		Monitronics International, Inc., Term Loan B, 5.500%, due 03/31/18	1,685,125
	2,010,000		Protection One, Inc., Term Loan B, 5.750%, due 03/31/19	2,010,000
	2,352,683		Springs Window Fashions, LLC, First Lien Term Loan, 6.000%, due 05/31/17	2,304,159
				5,999,284
			Industrial Equipment: 3.3%
	2,501,006		Edwards (Cayman Islands II) Limited (aka BOC Edwards), Extended Term Loan, 5.500%, due 05/31/16	2,481,206
	1,582,417		Goodman Global Inc., Term Loan B, 5.750%, due 10/28/16	1,585,243
	2,568,563		Rexnord Corporation / RBS Global, Inc., USD Term Loan, 5.000%, due 04/01/18	2,566,156
	4,720,000	(3)	Schaeffler AG, Term Loan C2 USD, 6.000%, due 01/31/17	4,715,577
	2,272,982		Sensus Metering Systems Inc., New First Lien Term Loan, 4.750%, due 05/09/17	2,268,247
	900,000		Sensus Metering Systems Inc., New Second Lien Term Loan, 8.500%, due 05/09/18	904,500
	2,985,000		Terex Corporation, Term Loan, 5.500%, due 04/28/17	3,005,056
				17,525,985

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2012 (Unaudited) (continued)

Principal Amount		Borrower/Tranche Description	Fair Value
		Insurance: 3.0%
$2,400,000	(3)	AmWINS Group, Inc., 1st Lien Term Loan, due 06/01/19	$2,386,500
1,000,000	(3)	AmWINS Group, Inc., 2nd Lien Term Loan, due 12/01/19	990,000
2,352,520		AmWINS Group, Inc., Initial Term Loan, 5.405%, due 06/08/13	2,343,698
1,593,056		Applied Systems Inc., First Lien, 5.506%, due 12/08/16	1,590,401
350,000		Applied Systems Inc., Second Lien, 9.250%, due 06/07/17	350,000
477,357		CCC Information Services Group, Inc., Term Loan B, 5.500%, due 11/11/15	475,965
3,029,704		HMSC Corporation, 1st Lien Term Loan, 2.489%, due 04/03/14	2,681,288
4,961,538		Sedgwick Holdings, Inc., Term Loan B-1, 5.000%, due 12/30/16	4,918,125
585,000		USI Holdings Corp., Term Loan C, 7.000%, due 04/15/14	582,806
			16,318,783
		Leisure Good/Activities/Movies: 3.2%
4,694,217		24 Hour Fitness Worldwide, Inc, Term Loan B, 7.500%, due 04/22/16	4,658,973
2,500,000		Delta2 Sarl Luxembourg (Formula One World Championship), Term Loan B USD, 5.750%, due 04/30/17	2,497,323
835,000		FGI Operating, Term Loan B, 5.500%, due 04/30/19	834,478
1,576,194		Getty Images, Inc, Term Loan B, 5.250%, due 11/07/16	1,576,481
1,500,000		SeaWorld Parks & Entertainment, Inc., Incremental Term Loan B, 4.000%, due 08/17/17	1,481,954
3,537,651		SRAM, LLC, First Lien Term Loan, 4.769%, due 06/07/18	3,535,440
357,500		SRAM, LLC, Second Lien Term Loan, 8.500%, due 12/07/18	361,075
1,951,603		The Weather Channel, Term Loan B, 4.250%, due 02/13/17	1,942,455
31,696		VNU, Non-Extended Term Loan, 2.239%, due 08/09/13	31,541
			16,919,720
		Lodging & Casinos: 4.4%
1,432,500		Audio Visual Services Corporation, 1st Lien Term Loan, 2.720%, due 02/28/14	1,286,862
3,979,625		Boyd Gaming Corporation, Incremental Term Loan, 6.000%, due 12/17/15	4,013,733
1,520,556		Caesars Entertainment Operating Company, Inc., Term Loan B4 (Incremental), 9.500%, due 10/31/16	1,545,899
8,380,170		Caesars Entertainment Operating Company, Inc., Term Loan B6, 5.489%, due 01/28/18	7,426,925
1,275,000		Caesars Octavius, LLC, Term Loan, 9.250%, due 02/24/17	1,252,688
359,111		Cannery Casino Resorts, LLC, Delay Draw Term Loan, 4.489%, due 05/20/13	355,520
434,176		Cannery Casino Resorts, LLC, Term Loan B, 4.489%, due 05/17/13	429,835
845,005	(2)^	Fontainebleau Las Vegas, LLC, Delayed Draw Term Loan, due 06/06/14	152,101
1,690,010	(2)^	Fontainebleau Las Vegas, LLC, Term Loan, due 06/06/14	304,202
1,006,606		Global Cash Access, Inc., Term Loan B, 7.000%, due 03/01/16	1,011,010
2,305,159		Golden Nugget, Inc., 1st Lien Term Loan, 3.240%, due 06/30/14	2,201,906
1,312,159		Golden Nugget, Inc., Delayed Draw Term Loan, 3.240%, due 06/30/14	1,253,385
19,622		Seminole Tribe Of Florida, Term Loan B-2, 1.970%, due 03/05/14	19,426
2,239,062		Station Casinos LLC, Term Loan B-1, 3.239%, due 06/17/16	2,110,316
			23,363,808
		Nonferrous Metals/ Minerals: 1.1%
3,348,000		Fairmount Minerals, Ltd., Term Loan B, 5.250%, due 03/15/17	3,306,151
2,025,000		Noranda Aluminum Acquisition Corp., Term Loan B, 5.750%, due 02/28/19	2,031,328
496,250		U.S. Silica Company, Term Loan, 4.750%, due 06/01/17	495,009
			5,832,488
		Oil & Gas: 2.1%
1,500,000		Crestwood Holdings LLC, Term Loan B, 9.750%, due 03/30/18	1,515,000
2,000,000		Energy Transfer Equity, L.P., Term Loan, 3.750%, due 03/15/17	1,949,500
4,182,014		Frac Tech International, LLC, Term Loan (HoldCo), 6.250%, due 05/06/16	3,751,864
3,790,500		Tervita (fka CCS Inc.), Add-On Term Loan, 6.500%, due 11/14/14	3,815,772
			11,032,136

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2012 (Unaudited) (continued)

	Principal Amount	Borrower/Tranche Description	Fair Value
		Publishing: 7.8%
$420,111		Black Press, Ltd., Term Loan B1, 2.489%, due 08/02/13	$390,703
	246,265	Black Press, Ltd., Term Loan B2, 2.467%, due 08/02/13	229,027
	1,083,430	Caribe Media Inc., Term Loan, 10.000%, due 11/18/14	677,144
	6,013,017	Cengage Learning, Inc., Extended Term Loan B, 5.740%, due 07/31/17	5,111,065
	1,839,311	Cenveo Corporation, Term Loan B, 6.250%, due 12/21/16	1,831,646
	1,628,570	Dex Media East, LLC, Term Loan, 2.970%, due 10/24/14	883,499
	1,686,659	Dex Media West, LLC, TERM LOAN due 10/24/2014, 7.250%, due 10/24/14	1,058,378
	760,873	Flint Group Holdings S.A.R.L., Term Loan B7 AEB, 5.716%, due 12/31/14	689,949
	320,098	Flint Group Holdings S.A.R.L., Term Loan B7 AFB, 5.716%, due 12/31/14	290,260
	2,122,344	Flint Group Holdings S.A.R.L., Term Loan B9, 5.716%, due 05/29/15	1,924,512
	1,155,731	Flint Group Holdings S.A.R.L., Term Loan C7, 5.716%, due 12/31/15	1,048,001
	1,309,165	Intermedia Outdoor, Inc., 1st Lien Term Loan, 3.220%, due 01/31/13	1,191,340
EUR	1,554,297	Mediannuaire Holding, Term Loan B3 (extended), 3.644%, due 10/12/15	543,065
EUR	1,686,673	Mediannuaire Holding, Term Loan C2 (extended TL B3 lenders), 3.644%, due 10/12/15	589,317
	$4,527,710	Merrill Communications, LLC, New Term Loan B-DD, 7.750%, due 12/24/12	4,120,216
	1,748,234	Nelson Canada, ‘1ST LIEN-C$330 mm, 2.970%, due 07/03/14	1,512,222
EUR	733,370	PagesJaunes Groupe SA, Term Loan A3, 3.897%, due 09/11/15	679,707
AUD	12,029,542	PBL Media, Term Loan B, 6.145%, due 02/05/13	10,283,053
	$2,135,426	Penton Media, Inc, Term Loan B, 5.000%, due 08/01/14	1,633,601
	3,959,553	R.H. Donnelley Corporation, New Term Loan, 9.000%, due 10/24/14	1,785,758
	6,742,569	SuperMedia, Inc., Term Loan, 11.000%, due 12/31/15	3,882,594
	980,545	Thomas Nelson Publishers, Term Loan, 9.000%, due 06/14/16	975,642
	1,569,928	Yell Group PLC, New Term Loan B1, 3.989%, due 07/31/14	455,934
			41,786,633
		Radio and Television: 7.4%
	467,846	AR Broadcasting LLC, Term Loan, 5.480%, due 02/20/22	385,973
	1,592,682	Barrington Broadcasting Group, Term loan B, 7.500%, due 06/30/17	1,600,645
	4,921,330	Clear Channel Communications, Inc., Term Loan B, 3.889%, due 01/28/16	3,854,455
	4,984,906	Cumulus Media Holdings Inc., First Lien Term Loan B, 5.750%, due 09/17/18	4,966,212
	2,000,000	Cumulus Media Holdings Inc., Second Lien Term Loan B, 7.500%, due 02/11/19	2,006,250
	1,382,333	Entercom Communications Corporation, Term loan B, 6.250%, due 11/22/18	1,385,789
	785,416	FoxCo Acquisition, LLC, Term Loan B, 4.750%, due 07/14/15	785,744
	1,720,415	Hubbard Radio LLC, 1st lien term loan B, 5.250%, due 04/28/17	1,712,868
	285,714	Hubbard Radio LLC, 2nd lien term loan C, 8.750%, due 04/30/18	287,143
	997,500	LIN Television Corporation, Term Loan B, 5.000%, due 01/01/18	999,994
	622,659	Nexstar Broadcasting, Inc., Mission Term Loan B, 5.000%, due 09/30/16	621,103
	1,468,916	Nexstar Broadcasting, Inc., Term Loan B, 5.000%, due 09/30/16	1,465,244
	719,563	Raycom TV Broadcasting, LLC, Term Loan B, 4.500%, due 05/31/17	715,965
EUR	1,500,000	TDF SA, Extended Term Loan B, 4.386%, due 01/29/16	1,565,325
EUR	1,500,000	TDF SA, Term Loan C, 4.404%, due 01/29/16	1,565,325
	$17,287,182	Univision Communications, Inc., Extended Term Loan, 4.489%, due 03/31/17	15,901,009
			39,819,044
		Rail Industries: 0.2%
	1,000,000	RailAmerica, Inc., Term Loan B, 4.000%, due 02/28/19	1,000,000
			1,000,000
		Retailers (Except Food & Drug): 11.1%
	5,187,000	Academy Ltd., Term Loan, 6.000%, due 08/03/18	5,202,535
	2,992,712	Amscan Holdings, Inc., Term Facility, 6.750%, due 12/04/17	3,003,935
	4,005,952	Bass Pro Group, LLC, Term Loan B, 5.250%, due 06/13/17	4,007,831

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2012 (Unaudited) (continued)

	Principal Amount	Borrower/Tranche Description	Fair Value
		Retailers (Except Food & Drug) (continued)
$6,570,741		BJs Wholesale Club, First Lien Term Loan (2012 refi), 5.250%, due 09/27/18	$6,603,593
	2,062,500	BJs Wholesale Club, Second Lien Term Loan, 10.000%, due 03/27/19	2,124,375
	3,974,096	Guitar Center, Inc., Extended Term Loan, 5.730%, due 04/10/17	3,762,146
	2,750,000	Harbor Freight Tools USA, Inc., Senior Secured Term Loan, 5.500%, due 05/15/19	2,729,375
	2,215,044	J. Crew, Term Loan B, 4.750%, due 03/07/18	2,167,297
	3,683,726	Jo-Ann Stores, Inc., Term Loan B, 4.750%, due 03/16/18	3,674,517
	3,677,019	Lord & Taylor, Term Loan Facility, 5.750%, due 01/09/18	3,703,064
EUR	212,105	Maxeda DIY Group B.V., Term Loan B1, 3.152%, due 06/29/15	199,372
EUR	287,895	Maxeda DIY Group B.V., Term Loan B2, 3.144%, due 08/01/15	270,612
EUR	212,105	Maxeda DIY Group B.V., Term Loan C1, 3.635%, due 06/27/16	199,372
EUR	287,895	Maxeda DIY Group B.V., Term Loan C2, 3.639%, due 08/01/16	270,612
	$4,785,033	Neiman Marcus Group, Inc, Term Loan, 4.750%, due 05/16/18	4,718,865
	2,000,000	Roundys Supermarkets, Inc., Term Loan B, 5.750%, due 02/14/19	2,002,500
	1,470,000	Sleepy’s Holdings, LLC, Term Loan, 7.250%, due 03/19/19	1,473,675
	2,555,163	The Gymboree Corporation, Term Loan B, 5.000%, due 02/23/18	2,381,412
	2,795,213	Toys “R” Us, Inc., Term Loan B-1, 6.000%, due 09/01/16	2,771,629
	693,000	Toys “R” Us, Inc., Term Loan B-2, 5.250%, due 05/25/18	668,312
	1,000,000	Toys “R” Us, Inc., Term Loan B-3, 5.250%, due 05/25/18	950,000
EUR	1,861,810	Vivarte S.A.S., Term Loan B1, 2.942%, due 03/09/15	1,907,633
EUR	1,861,810	Vivarte S.A.S., Term Loan C1, 3.567%, due 03/08/16	1,907,633
	$2,750,000	Yankee Candle Company, Inc., Term Loan B, 5.250%, due 04/02/19	2,738,830
			59,439,125
		Surface Transport: 1.4%
	1,454,013	Baker Tanks, Inc., Term Loan, 4.750%, due 06/01/18	1,444,319
	2,733,037	Inmar, Inc., Term Loan B, 6.500%, due 08/04/17	2,746,701
	1,003,080	US Shipping Partners L.P., First Lien Term Loan, 9.200%, due 08/07/13	905,698
	2,500,000	Wabash National Corporation, Term Loan, 6.000%, due 05/15/19	2,485,938
			7,582,656
		Telecommunications: 5.8%
	3,792,727	Asurion, LLC, Add-On 1st Lien Term Loan, 5.500%, due 05/24/18	3,745,318
	6,274,081	Asurion, LLC, First Lien Term Loan, 5.500%, due 05/24/18	6,195,656
	3,700,000	Asurion, LLC, Second Lien Term Loan, 9.000%, due 05/24/19	3,733,037
	1,203,981	CommScope, Inc., Term Loan B, 4.250%, due 01/14/18	1,198,443
	4,000,000	Global Tel*Link Corporation, First Lien Term Loan, 6.000%, due 12/15/17	3,990,000
	590,000	Hawaiian Telcom Communications, Inc., Term Loan B, 7.000%, due 02/27/17	589,016
	2,740,000	Level 3 Financing, Inc, Term Loan B III, 5.750%, due 09/01/18	2,728,870
	1,990,000	Neustar, Inc., Term Loan, 5.000%, due 11/07/18	1,990,000
	3,000,000	Syniverse Holdings, Inc., Term Loan B, 5.000%, due 04/20/19	2,987,814
	551	tw telecom inc., Term Loan B-2 (Extended), 3.490%, due 12/29/16	551
	4,069,938	U.S. Telepacific Corp, First Lien Term Loan, 5.750%, due 02/23/17	3,846,092
			31,004,797
		Utilities: 5.4%
	3,366,000	Calpine Corp, Term Loan B-1, 4.500%, due 04/02/18	3,319,307
	1,985,000	Calpine Corp, Term Loan B-2, 4.500%, due 04/02/18	1,957,706
	3,681,500	Dynegy Midwest Generation, LLC (CoalCo)., Term Loan, 9.250%, due 08/04/16	3,745,926
	3,681,500	Dynegy Power (GasCo), Term Loan, 9.250%, due 08/04/16	3,807,286
	2,977,386	Longview Power, LLC, Extended Term Loan, 6.000%, due 10/31/17	2,493,561
	880,073	Race Point Power, Term Loan, 7.939%, due 01/11/18	871,272
	19,292,525	Texas Competitive Electric Holdings Company LLC, Extended Term Loans, 4.739%, due 10/10/17	11,293,363

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2012 (Unaudited) (continued)

Principal Amount		Borrower/Tranche Description		Fair Value
		Utilities (continued)
$1,660,373		TPF Generation Holdings, LLC, 2nd Lien Term Loan Facility, 4.720%, due 12/15/14		$1,627,165
				29,115,586
		Total Senior Loans
		(Cost $729,109,641)		701,808,997
OTHER CORPORATE DEBT: 0.0%
		Electronics/Electrical: 0.0%
4,690		Flextronics International, Ltd., A Term Loan, 2.489%, due 10/01/14		4,624
5,565		Flextronics International, Ltd., A-1-A DD Term Loan, 2.489%, due 10/01/14		5,487
				10,111
		Surface Transport: 0.0%
297,646		US Shipping Partners L.P., Second Lien Term Loan, 2.500%, due 08/07/13		89,542
				89,542
		Total Other Corporate Debt
		(Cost $328,012)		99,653

EQUITIES AND OTHER ASSETS: 2.6%

		Description		Market Value
	@, (X)	AR Broadcasting common stock		—
	@, (X)	AR Broadcasting warrants		—
	(@), ®, (X)	Ascend Media (Residual Interest)		—
	(@)	Carador Placing (2,923,549 Common Shares)		$2,645,812
	(2), (@), (X)	Caribe Media Inc. (2,609 Common Shares)		—
	(@)	Cumulus Media Inc (109,874 Class A Common Shares)		307,647
	(@), (X)	Faith Media Holdings, Inc. (Residual Interest)		—
	(1), (@), ®, (X)	Gainey Corporation (Residual Interest)		—
	(@), (X)	Global Garden (138,579 Class A3 Shares)		—
	(@), (X)	Global Garden (14,911 Class A1 Shares)		—
	(@), (X)	Glodyne Technoserve, Ltd. (24,471 Common Shares)		151,696
	(@)	Hawaiian Telcom (29,687 Common Shares)		558,116
	(@)	Mega Brands Inc (9,788 Common Shares)		60,840
	(@)	Metro-Goldwyn-Mayer, Inc. (372,090 Common Shares)		9,798,358
	(@), (X)	Northeast Biofuels (Residual Interest)		—
	(@), ®, (X)	Safelite Realty Corporation (30,003 Common Shares)		141,914
	(1), (@), (R)	Supermedia, Inc. (42,369 Common Shares)		109,736
	(@), (X)	US Shipping Partners, L.P. (19,404 Common Shares)		—
	(@). (X)	US Shipping Partners, L.P. (275,292 Contingency Rights)		—
		Total for Equities and Other Assets
		(Cost $12,139,370)		13,774,119
		Total Investments (Cost $741,577,023)**	133.5%	$715,682,769
		Other Assets and Liabilities - Net	(33.5)	(179,415,831)
		Net Assets	100.0%	$536,266,938

	*

Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

	(1)	The borrower filed for protection under Chapter 7 of the U.S. Federal Bankruptcy code.
	(2)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.
	(3)	Trade pending settlement. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
	^	This Senior Loan Interest is non-income producing.
	(@)	Non-income producing security.
	(R)	Restricted security.
	(X)	Fair value determined by ING Funds Valuation Committee appointed by the Fund’s Board of Directors/Trustees.
	AUD	Australian Dollar
	GBP	British Pound Sterling
	EUR	Euro
	SEK	Swedish Kronor

	**	For Federal Income Tax purposes cost of investments is $742,236,376.
		Net unrealized depreciation consists of the following:
		Gross Unrealized Appreciation		$6,006,345
		Gross Unrealized Depreciation		(32,559,952)
		Net Unrealized Depreciation		$(26,553,607)

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2012 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of May 31, 2012 in valuing the Fund’s assets and liabilities:

	Quoted Prices	Significant Other	Significant
	in Active Markets	Observable	Unobservable	Fair Value
	for Identical Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	5/31/12
Asset Table
Investments, at value
Senior Loans	$—	$701,808,997	$—	$701,808,997
Other Corporate Debt	—	99,653	—	99,653
Equities and Other Assets	3,682,151	9,950,054	141,914	13,774,119
Total Investments, at value	$3,682,151	$711,858,704	$141,914	$715,682,769

Other Financial Instruments+
Forward foreign currency contracts	—	1,572,096	—	1,572,096
Total Assets	$3,682,151	$713,430,800	$141,914	$717,254,865

Liabilities Table
Other Financial Instruments+
Unfunded Commitments	$—	$(15,187)	$—	$(15,187)
Total Liabilities	$—	$(15,187)	$—	$(15,187)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended May 31, 2012:

	Beginning Balance			Accrued Discounts/	Total Realized	Total Unrealized Appreciation/	Transfers Into	Transfers Out of	Ending Balance
	at 02/29/12	Purchases	Sales	(Premiums)	Gain/(Loss)	(Depreciation)	Level 3	Level 3	at 5/31/12
Senior Loans	$271,079	$—	$(271,079)	$—	$(1,736,915)	$1,736,915	$—	$—	$—
Other Corporate Debt	517,920	—	(610,345)	—	81,928	10,497	—	—	—
Equities and Other Assets	239,698	—	—	—	—	53,912	—	(151,696)	141,914
Total	$1,028,697	$—	$(881,424)	$—	$(1,654,987)	$1,801,324	$—	$(151,696)	$141,914

As of May 31, 2012, total change in unrealized gain (loss) on Level 3 securities still held at year end and included in the change in net assets was $53,912.

^See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+ Other Financial Instruments are securities or derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, unfunded committments and written options.

Forward foreign currency contracts, futures and unfunded commitments are reported at their unrealized gain/loss at measurement date which represents the amount due to/from the Fund. Swaps and written options are reported at their fair value at measurement date.

Transfers in or out of Level 3 represents either the beginning value (for transfer in), or the ending value (for transfers out) of any security or derivative instrument where a change in the pricing level occurred fom the beginning to the end of the period. The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

PORTFOLIO OF INVESTMENTS
ING Senior Income Fund	as of May 31, 2012 (Unaudited) (continued)

At May 31, 2012 the following forward foreign currency contracts were outstanding for ING Senior Income Fund:

				In		Unrealized
Counterparty	Currency	Buy/Sell	Settlement Date	Exchange For	Fair Value	Appreciation/ (Depreciation)
				USD
State Street Bank	Australian Dollar
	AUD 11,000,000	Sell	06/14/12	$11,043,340	$10,705,730	$337,610
State Street Bank	Euro
	EUR 18,637,000	Sell	06/14/12	24,143,115	23,051,268	1,091,847
State Street Bank	Sweden Kronor
	SEK 18,395,000	Sell	06/14/12	2,673,241	2,530,602	142,639
				$37,859,696	$36,287,600	$1,572,096

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Senior Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 27, 2012

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 27, 2012